Taxes on Income	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 13:- TAXES ON INCOME

a.	Corporate tax rates in Israel:

The Israeli corporate income tax rate was 24% in 2017, 25% in 2016 and 26.5% in 2015.

In January 2016, the Law for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.	Final tax assessments:

The Company and its subsidiary received final tax assessments through tax years 2012.

c.	Net operating carry forwards losses for tax purposes and other temporary differences:

As of December 31, 2017, the Company had carry forward operating losses amounting to approximately NIS 35,085.

The Company did not recognize deferred tax assets for carry forward operating and capital losses and other temporary differences because their utilization in the foreseeable future is not probable.